Consolidated Statements of Cash Flows (Parenthetical) (Convertible Senior Notes [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Convertible Senior Notes [Member]
Debt issuance costs	$ 18,630	$ 12,150